Annual Fund Operating Expenses - Class A Shares - Federated Hermes Conservative Microshort Fund - A	Oct. 31, 2021
Operating Expenses:
Management Fee	0.25%
Distribution (12b-1) Fee	0.15%	[1]
Other Expenses	0.87%	[2],[3]
Acquired Fund Fees and Expenses	0.07%	[2]
Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements	(0.94%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.40%

[1]	The Fund may incur and pay a Distribution (12b-1) Fee on the A class of the Fund of up to a maximum of 0.25%. However, the A class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.15% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund may incur and pay certain service fees (shareholder services/account administrations fees) on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees until such time as approved by the Trustees.
[4]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.40% (the “Fee Limit”),up to but not including the later of (the “Termination Date”): (a)November 1, 2022; or (b) the date of the Fund’s next effective Prospectus.While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.